CONVERTIBLE DEBT (Schedule of Aggregate Principal Annual Payments (Details) $ in Thousands	Jun. 30, 2016 USD ($)
2017	$ 4,150
2018	5,000
2019	37,750
Present value of principal payments	57,230
Convertible Debt [Member]
2017	7,462
2018	7,461
2019	7,462
2020	7,461
Present value of principal payments	$ 29,846